FUNDS FOR INSTITUTIONS SERIES

FFI Government Fund

FFI Treasury Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated July 28, 2015 to the Prospectus of the Funds, dated August 28, 2014

The Board of Trustees of Funds For Institutions Series (the “Board”), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds’ prospectus is amended as follows:

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Government Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of FFI Government Fund (“Government Fund” or the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Treasury Fund — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of FFI Treasury Fund (“Treasury Fund” or the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Government Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Government Fund — Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Treasury Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

Treasury Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The section of the Funds’ prospectus entitled “Fund Overview — Key Facts About FFI Treasury Fund — Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the Funds’ prospectus entitled “Details About the Funds — How Each Fund Invests — Government Fund” is deleted in its entirety and replaced with the following:

Investment Objective

The investment objective of Government Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve Government Fund’s investment objective, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

Principal Investment Strategies

Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The direct U.S. Government obligations the Fund may buy are:

■  U.S. Treasury obligations, including U.S. Treasury Floating Rate Notes

■  U.S. Government agency securities

■  Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

■  Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

The Fund may buy or sell these securities on a when-issued, delayed-delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the Funds’ prospectus entitled “Details About the Funds — How Each Fund Invests —Treasury Fund” is deleted in its entirety and replaced with the following:

Investment Objective

The investment objective of Treasury Fund is to seek current income as is consistent with liquidity and stability of principal.

Investment Process

In seeking to achieve Treasury Fund’s investment objective, Fund management varies the types of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

Principal Investment Strategies

Treasury Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The direct U.S. Treasury obligations the Fund may buy are:

■  U.S. Treasury bills and notes

■  Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

■  Deposit receipts, which represent interests in component parts of U.S. Treasury bonds

The Fund may buy or sell these securities on a when-issued, delayed-delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The section of the Funds’ prospectus entitled “Details About the Funds — How Each Fund Invests — Other Strategies Applicable to the Funds” is amended by removing “Purchase and Sale Contracts” and “Repurchase Agreements” with respect to Treasury Fund; “Reverse Repurchase Agreements” with respect to Government Fund; and “Temporary Defensive Strategy” with respect to Treasury Fund.

The section of the Funds’ prospectus entitled “Details About the Funds — Investment Risks — Principal Risks of Investing in the Funds” is amended by removing “Repurchase Agreement Risk” as an other risk for Treasury Fund; and by removing “Regulatory Risk” and replacing it with the following:

■  Regulatory Risk (All Funds) — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the Funds’ prospectus entitled “Details About the Funds — Investment Risks — Other Risks of Investing in the Funds” is amended by removing “Purchase and Sale Contract Risk” with respect to Treasury Fund and “Reverse Repurchase Agreement Risk” with respect to Government Fund.

Shareholders should retain this Supplement for future reference.

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